VALUE OF UNFAVOURABLE TIME CHARTERS (Tables)	12 Months Ended
Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Unfavourable contract amortisation schedule [Table Text Block]	The value of unfavorable charter-out contracts maybe summarized as follows;

(in thousands of $)	2016	2015
Acquired upon the Merger	8,109	8,109
Accumulated amortization	(8,109)	(1,310)
	—	6,799